Fair Value Measurements - Activity Between and Within Levels of the Fair Value Hierarchy (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Level 3 contingent consideration liability beginning balance	$ 86,600,000				$ 17,994,000
Payment of contingent consideration	(51,680,000)	(4,294,000)	0	(10,000,000)	(10,000,000)
Gain on contingent consideration					(7,994,000)
Level 3 contingent consideration liability ending balance		$ 86,600,000		$ 18,000,000